UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vivian L. Robison
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Vivian L. Robison               St. Helena, CA                  11/13/12
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:       59
                                          -----------

Form 13F Information Table Value Total:   $208,196,374
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 09/30/12
                                                            Market       Total       9/30/12                 Discr-   Voting
Name of Issuer        Symbol         Class   Cusip           Value      Shares        PRICE                   etion    Auth
3M CO                 MMM           com      88579Y10     $  1,494,801    16174    $     92.42               sole     none
ABBOTT LABS           ABT           com       2069485     $  5,226,397    76231    $     68.56               sole     none
ALTRIA GROUP INC      MO            com      02209S10     $  6,513,053   195060    $     33.39               sole     none
AT&T INC              T             com      00206R10     $    466,538    12375    $     37.70               sole     none
BANCO LATINOAM-E      BLX           com       2069485     $  6,220,743   281609    $     22.09               sole     none
BANK NY MELLON        BK            com      06405810     $  1,660,308    73400    $     22.62               sole     none
BANK OF AMER CRP      BAC H         com      06050576     $  1,349,141    51910    $     25.99               sole     none
BANK OF AMER CRP      BML L         com      06050558     $  1,366,246    64143    $     21.30               sole     none
BANK OF AMER CRP      BAC E         com      06050581     $    942,706    43543    $     21.65               sole     none
BERKSHIRE HATH-A      BRK/A         com      08467010     $    663,500        5    $132,700.00               sole     none
BERKSHIRE HATH-B      BRK/B         com      08467070     $  3,933,367    44596    $     88.20               sole     none
BROWN-FORMAN -B       BF/B          com      11563720     $  3,688,452    56528    $     65.25               sole     none
CATERPILLAR INC       CAT           com      14912310     $  3,041,686    35352    $     86.04               sole     none
CHEVRON CORP          CVX           com      16676410     $  4,044,865    34702    $    116.56               sole     none
COCA-COLA CO/THE      KO            com      19121610     $  1,008,407    26586    $     37.93               sole     none
COMMONWEALTH REI      CWH           com      20323310     $    995,904    68400    $     14.56               sole     none
COMPASS DIVERSIF      CODI          com      20451Q10     $  5,191,859   351276    $     14.78               sole     none
CONSTELLATION-A       STZ           com      21036P10     $  2,217,690    68553    $     32.35               sole     none
DOMINION RES/VA       D             com      25746U10     $  3,172,482    59926    $     52.94               sole     none
DUKE ENERGY CORP      DUK           com      26441C20     $  2,818,559    43503    $     64.79               sole     none
EQUITY ONE INC        EQY           com      29475210     $  3,645,381   173095    $     21.06               sole     none
EXXON MOBIL CORP      XOM           com      30231G10     $  8,871,930    97014    $     91.45               sole     none
FRANKLIN RES INC      BEN           com      35461310     $  1,782,498    14252    $    125.07               sole     none
GENERAL ELECTRIC      GE            com      36960410     $  2,781,702   122488    $     22.71               sole     none
GOLDMAN SACHS GP      GS A          com      38143Y66     $  3,920,322   197378    $     19.86               sole     none
GOVERNMENT PROPE      GOV           com      38376A10     $  6,624,844   283113    $     23.40               sole     none
GRACO INC             GGG           com      38410910     $  3,231,898    64278    $     50.28               sole     none
HJ HEINZ CO           HNZ           com      42307410     $  1,149,045    20537    $     55.95               sole     none
IBM                   IBM           com      45920010     $  3,832,431    18474    $    207.45               sole     none
INTEL CORP            INTC          com      45814010     $  3,038,964   134141    $     22.66               sole     none
JOHNSON&JOHNSON       JNJ           com      47816010     $ 13,973,983   202786    $     68.91               sole     none
JPMORGAN CHASE        JPM           com      46625H10     $  3,789,657    93618    $     40.48               sole     none
KIMBERLY-CLARK        KMB           com      49436810     $  3,138,776    36591    $     85.78               sole     none
KINDER MORGAN EN      KMP           com      49455010     $  3,579,428    43387    $     82.50               sole     none
KINDER MORGAN IN      KMI           com      49456B10     $    836,389    23547    $     35.52               sole     none
KRAFT FOODS INC       KFT           com      50075N10     $  3,845,095    92989    $     41.35               sole     none
LIBERTY INTERA-A      LINTA         com      53071M10     $  2,586,522   139812    $     18.50               sole     none
LOCKHEED MARTIN       LMT           com      53983010     $  4,612,598    49396    $     93.38               sole     none
LOWE'S COS INC        LOW           com      54866110     $  1,814,400    60000    $     30.24               sole     none
MCDONALDS CORP        MCD           com      58013510     $  4,078,196    44449    $     91.75               sole     none
ML CAP TRUST V        MER F         com      59021K20     $    521,779    20788    $     25.10               sole     none
MONDELEZ INTE-WI      MDLZV         com     609207105     $  2,738,655   103287    $     26.52               sole     none
ORITANI FINANCIA      ORIT          com      68633D10     $  3,049,281   202610    $     15.05               sole     none
OXFORD INDS INC       OXM           com      69149730     $  9,468,528   167733    $     56.45               sole     none
PEPSICO INC           PEP           com      71344810     $  7,732,967   109269    $     70.77               sole     none
PHILIP MORRIS IN      PM            com      71817210     $ 14,031,899   156014    $     89.94               sole     none
PROCTER & GAMBLE      PG            com      74271810     $    472,064     6806    $     69.36               sole     none
REDWOOD TRUST         RWT           com      75807540     $  6,669,357   461228    $     14.46               sole     none
SCRIPPS NET-CL A      SNI           com      81106510     $  1,941,052    31701    $     61.23               sole     none
SOTHEBY'S             BID           com      83589810     $  1,347,003    42762    $     31.50               sole     none
STAPLES INC           SPLS          com      85503010     $  2,243,727   194768    $     11.52               sole     none
SYMETRA FINANCIA      SYA           com      87151Q10     $  3,283,178   266925    $     12.30               sole     none
T ROWE PRICE GRP      TROW          com      74144T10     $  1,481,980    23412    $     63.30               sole     none
TRAVELERS COS IN      TRV           com      89417E10     $  3,036,205    44480    $     68.26               sole     none
VERIZON COMMUNIC      VZ            com      92343V10     $  3,383,709    74253    $     45.57               sole     none
WALT DISNEY CO        DIS           com      25468710     $  4,102,882    78479    $     52.28               sole     none
WELLS FARGO & CO      WFC           com      94974610     $    368,366    10668    $     34.53               sole     none
WESTAMERICA BANC      WABC          com      95709010     $  4,592,833    97616    $     47.05               sole     none
WINDSTREAM CORP       WIN           com      97381W10     $    580,145    57497    $     10.09               sole     none
                                                          $208,196,374